ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

Robert M. Schmidt
T +1 617 951 7831 robert.schmidt@ropesgray.com

December 10, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Stone Ridge Residential Real Estate Income Fund I, Inc. (the “Fund”)

File Nos. 333-232263; 811-23451

Ladies and Gentlemen:

We are filing today via EDGAR, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 on behalf of Stone Ridge Residential Real Estate Income Fund I, Inc., a Maryland corporation, in part to respond to comments from the staff of the Securities and Exchange Commission (the “Staff”) with respect to the Pre-Effective Amendment No. 1 Registration Statement on Form N-2 filed on August 8, 2019.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have wired such fees in the amount of $129,670.20 to the Securities and Exchange Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7831.

Very truly yours,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Lauren D. Macioce

Daniel W. Whitney

Xiao Zhu

Elizabeth J. Reza

Gregory C. Davis